Document and Entity Information	Feb. 09, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Entity Registrant Name	Ceridian HCM Holding Inc.
Entity Central Index Key	0001725057
Document Period End Date	Feb. 09, 2021
Entity Emerging Growth Company	false
Entity File Number	001-38467
Entity Tax Identification Number	46-3231686
Entity Address, Address Line One	3311 East Old Shakopee Road
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55425
City Area Code	952
Local Phone Number	853-8100
Entity Incorporation, State or Country Code	DE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol(s)	CDAY
Security Exchange Name	NYSE